Summary of material accounting policies (Tables) - Veraxa Biotech A G [Member]	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Schedule of straight-line method over a useful life

Fixed Asset Class	Applied Useful Life
Furniture and fixtures	3 – 8 years
IT systems	3 – 5 years
Leasehold improvements (permanently installed laboratory equipment)	8 – 20 years

Schedule of estimated useful life

Intangible asset class	Applied Useful Life
Industrial property rights	10 – 20 years
Capitalized development costs	3 – 5 years
Technology – patent protection rights	20 years, or patent protection period